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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    February 28, 2000
    __________________           _______________  _______________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     78

Form 13F Information Table Value Total:     $305,872
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

Cardinal Capital Management, L.L.C.

          ITEM 1             ITEM 2      ITEM 3    ITEM 4         ITEM 5             ITEM 6      ITEM7          ITEM 8
          ------             ------      ------    ------         ------             ------      -----          ------
                                                                SHARES
                                                                  OR                                         VOTING AUTHORITY
                          TITLE       CUSIP        VALUE       PRINCIPAL           INVESTMENT    Other
       NAME OF ISSUER   OF CLASS     NUMBER      (x$1000)       AMOUNT             DISCRETION    Mgrs.    SOLE   SHARED     NONE
       ---------------  ---------    -------     --------       -------            ----------    -----    ----    -----     -----


Aavid Thermal Tech     Common Stock  002539104     $1,290        52,500              Sole                  22,500          30,000
Adrian Steel           Common Stock  007338106     $4,657        11,221              Sole                   7,362           3,859
Anacomp                Common Stock  032371106     $5,448       299,569              Sole                 128,900         170,669
Antec Corp             Common Stock  03664P105     $4,380       120,000              Sole                  64,500          55,500
Arizona Land Income    Common Stock  040515108     $2,142       463,055              Sole                 358,205         104,850
Astrosystems, Inc.     Common Stock  046465100     $1,212       440,843              Sole                  70,300         370,543
Avalon Holdings        Common Stock  05343P109     $1,379       275,800              Sole                  78,300         197,500
Barr Laboratories      Common Stock  068306109     $5,898       188,000              Sole                  88,000         100,000
Benjamin Moore & Co.   Common Stock  615649100    $10,059       274,654              Sole                 139,012         135,642
Burns Int'l            Common Stock  122374101     $4,825       446,200              Sole                 196,300         249,900
Canandaigua Brands     Common Stock  137219200     $6,038       118,400              Sole                  59,000          59,400
Casella Waste Systems  Common Stock  147448104     $6,929       367,123              Sole                 201,577         165,546
Clayton Homes Inc.     Common Stock  184190106        $46         5,000              Sole                   5,000
Clean Harbors          Common Stock  184496107        $97        77,514              Sole                  77,514
Columbian Rope Co.     Common Stock  198684102     $1,085         8,679              Sole                   1,289           7,390
Comfort Systems USA    Common Stock  199908104       $111        15,000              Sole                  15,000
Crowley Maritime       Common Stock  228090106     $4,828         3,576              Sole                   1,779           1,797
Crown City Plating Co  Common Stock  228237103       $426        35,500              Sole                                  35,500
Earthgrains            Common Stock  270319106       $221        13,690              Sole                  13,690
El Paso Electric       Common Stock  283677854    $15,412     1,570,650              Sole                 792,950         777,700
Emcor Group            Common Stock  29084Q100     $2,632       144,200              Sole                  32,700         111,500
First City Liq
  Trust Cert           Common Stock  33762E108    $13,114       609,947              Sole                 300,342         309,605
Furniture Brands Intl  Common Stock  360921100     $7,014       318,800              Sole                 156,900         161,900
GP Strategies          Common Stock  36225V104     $8,448     1,379,300              Sole                 750,100         629,200
Galileo Int'l Inc.     Common Stock  363547100     $8,870       296,300              Sole                 146,300         150,000
Gantos                 Common Stock  36473U204        $34        64,251              Sole                  64,251
Golden State-Litig WT  Common Stock  381197136       $352       402,100              Sole                 173,600         228,500
Group Maintenance      Common Stock  39943E107     $3,387       316,900              Sole                 119,900         197,000
Harris Corporation     Common Stock  413875105       $213         8,000              Sole                   7,000           1,000
Harvard Industries     Common Stock  417434503       $131        17,165              Sole                  17,165
Hellenic Telecomm      Common Stock  423325307       $209        17,500              Sole                                  17,500





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Herbalife Decs
  Trust 3              Common Stock  243665205    $10,473       775,765              Sole                 377,800         397,965
Herbalife Intl.
  Class B              Common Stock  426908307       $493        36,866              Sole                                  36,866
Hollinger Int'l        Common Stock  435569108    $12,504       966,500              Sole                 437,800         528,700
ITI Technologies       Common Stock  450564109     $4,612       153,750              Sole                  74,450          79,300
ITT Educational Serv   Common Stock  45068B109       $165        10,700              Sole                   2,700           8,000
Ikon Office Solutions  Common Stock  451713101     $5,656       830,300              Sole                 439,400         390,900
Int'l Home Foods       Common Stock  459655106    $12,738       733,100              Sole                 335,500         397,600
Jack in the Box        Common Stock  466367109     $2,816       136,100              Sole                  92,700          43,400
Lab Corp of America    Common Stock  50540R102     $4,982     1,351,000              Sole                 834,300         516,700
M&F Worldwide Corp.    Common Stock  552541104     $4,963       980,400              Sole                 594,900         385,500
Mail-Well Inc.         Common Stock  560321200     $4,026       298,200              Sole                 151,000         147,200
Meritor Savings Bank   Common Stock  590007100     $2,693     2,154,200              Sole                 622,600       1,531,600
Metals Management      Common Stock  591097100        $17         4,500              Sole                                   4,500
Modtech                Common Stock  607914108     $1,300       216,611              Sole                  11,559         205,052
Musicland              Common Stock  62758B109     $5,128       607,800              Sole                 313,100         294,700
Nautica                Common Stock  639089101     $8,127       718,450              Sole                 351,850         366,600
Network Peripherals    Common Stock  64121R100       $347         7,340              Sole                   4,600           2,740
Newbridge Networks     Common Stock  650901101       $677        30,000              Sole                  30,000
Ogden Corp.            Common Stock  676346109     $4,164       348,800              Sole                 166,000         182,800
Oneida Ltd.            Common Stock  682505102     $6,682       307,200              Sole                 143,400         163,800
Prison Realty
  Trust Inc.           Common Stock  74264N105     $3,309       653,696              Sole                 245,448         408,248
Pulaski Furniture      Common Stock  745553107     $1,615       104,200              Sole                  21,900          82,300
RWC Inc.               Common Stock  749904108     $2,112        50,292              Sole                  24,650          25,642
Republic Services
  Inc.                 Common Stock  760759100     $9,875       693,000              Sole                 330,500         362,500
Rymer Foods Inc.       Common Stock  783771306        $50       115,000              Sole                 115,000
Scholastic
  Corporation          Common Stock  807066105     $1,138        18,300              Sole                   6,400          11,900
Scientific Games       Common Stock  808747109     $8,092       488,600              Sole                 240,500         248,100
Service Corp Int'l     Common Stock  817565104       $694       100,000              Sole                  85,000          15,000
Sodexho Marriott Serv  Common Stock  833793102       $461        35,500              Sole                  25,700           9,800
Sterling Commerce      Common Stock  859205106     $9,098       267,600              Sole                 128,900         138,700
Sterling Software      Common Stock  859547101    $18,283       580,400              Sole                 282,800         297,600
Suiza Foods            Common Stock  865077101    $12,569       317,200              Sole                 151,200         166,000
The Hockey Company     Common Stock  784414203     $1,083        67,699              Sole                  67,699
Tommy Hilfiger         Common Stock  G8915Z102     $6,463       276,500              Sole                 139,900         136,600
Trans World Ent.       Common Stock  89336Q100     $2,924       278,455              Sole                 135,955         142,500
Trinity Industries
  Inc                  Common Stock  896522109       $552        19,400              Sole                                  19,400
US Leather Inc         Common Stock  912134103        $46        45,506              Sole                  45,506
Velcro Industries      Common Stock  922571104     $5,974       495,276              Sole                 253,026         242,250
Xerox Corp             Common Stock  984121103       $567        25,000              Sole                  22,000           3,000
York Group Inc.        Common Stock  986632107        $50        11,500              Sole                  11,500
Ziff Davis Inc.        Common Stock  989511100     $6,194       391,700              Sole                 175,900         215,800
Microcell Initial Wts.                               $283         4,000              Sole                   4,000
1000th Concentric                                      $0        22,542              Sole                  22,542
Clean Harbors 8% Pfd                                 $397        26,500              Sole                  26,500
Concentric                           20589r305       $291           293              Sole                     293


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Eagle Picher
  $10,000 (11.5%)                    269799409        $36             8              Sole                                       8
Prison Reit 8.5% Pfd A               12486R207       $266        20,250              Sole                                  20,250
                                                 $305,872
















































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